Significant Accounting Policies (Policies) - EBP 20-2991357 003 [Member]	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
EBP, Basis of Accounting [Policy Text Block]

Basis of Accounting and Presentation

The accompanying financial statements of the Plan have been prepared on the accrual basis of accounting in accordance with accounting principles generally accepted in the U.S. (“U.S. GAAP”).

EBP, Use of Estimate [Policy Text Block]

Use of Estimates

The preparation of financial statements in conformity with U.S GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes and supplemental schedule. Actual results could differ from those estimates.

EBP, Contribution [Policy Text Block]	Contributions Contributions from Plan participants and the matching contribution from the Company are recorded in the year in which participant compensation is earned.
EBP, Investment [Policy Text Block]

Investments Valuation and Income Recognition

The Plan’s investments are stated at their fair values in the statements of net assets available for benefits as of December 31, 2025 and 2024. The shares of registered investment companies (mutual funds) are valued at quoted market prices. The mutual funds are valued at the Net Asset Value (“NAV”) of shares held by the Plan at year end based on the closing price reported on the active market on which the individual mutual funds are traded. The Company’s common stock is traded on the New York Stock Exchange (“NYSE”), under the ticker symbol “ETD” and is valued at the last reported sales price on the last day of the Plan year. Plan interests in collective trusts are reported at fair value as determined based on net asset value as provided by the Recordkeeper, which is used as a practical expedient to estimate fair value. The fair value of the self-directed brokerage accounts is determined by reference to the fair value of the underlying securities within the self-directed brokerage accounts. The underlying investments held in the self-directed brokerage accounts are valued at the closing price as quoted on the exchange where the underlying securities are traded.

Purchases and sales of securities are recorded on a trade–date basis. Interest income is recorded on an accrual basis. Dividends are recorded on the ex-dividend date. Net appreciation includes the Plan’s gains and losses on investments bought and sold as well as held during the year.

Fair Value Measurements

The Plan performs fair value measurements in accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 820, Fair Value Measurement (“ASC 820”). Refer to Note 3 for the fair value measurement disclosures associated with the Plan’s investments.

EBP, Risk and Uncertainty [Policy Text Block]

Risks and Uncertainties

The Plan’s exposure to credit losses in the event of nonperformance of investments is limited to the carrying value of its investments. Investment securities, in general, are exposed to various risks, such as risk of foreign currency fluctuations relative to the U.S. dollar, interest rate risk, credit risk and overall market volatility risk. During the year ended December 31, 2025, net appreciation in the fair value of investments totaled $24,958,377. Due to the level of risk associated with certain investment securities, it is reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect the amounts reported in the statements of net assets available for benefits, participant account balances and the statement of changes in net assets available for benefits.